Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,285
Reclassifications	(88)	$ (402)	$ 6
Foreign currency translation effects	217	(231)	(307)
Net book value at Ending of period	1,243	1,285
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,285	1,222	1,193
Additions of new leases	213	274	296
Cancellations and remeasurements	(76)	(52)	(9)
Business combinations	13
Reclassifications		35
Depreciation	(239)	(288)	(219)
Foreign currency translation effects	47	94	(39)
Net book value at Ending of period	1,243	1,285	1,222
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,265	2,073	1,881
Net book value at Ending of period	2,389	2,265	2,073
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(980)	(851)	(688)
Net book value at Ending of period	(1,146)	(980)	(851)
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	249	301
Additions of new leases	42	25
Cancellations and remeasurements	(7)	(6)
Business combinations	13
Reclassifications		(5)
Depreciation	(28)	(29)
Foreign currency translation effects	1	(37)
Net book value at Ending of period	270	249	301
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	366	384
Net book value at Ending of period	409	366	384
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(117)	(83)
Net book value at Ending of period	(139)	(117)	(83)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Reclassifications	(1)	(23)
Foreign currency translation effects	42	(133)
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	238	128
Additions of new leases	38	52
Cancellations and remeasurements	(17)	(6)
Reclassifications		65
Depreciation	(35)	(39)
Foreign currency translation effects	(20)	38
Net book value at Ending of period	204	238	128
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	471	393
Net book value at Ending of period	457	471	393
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(233)	(265)
Net book value at Ending of period	(253)	(233)	(265)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Reclassifications	(56)	(203)
Foreign currency translation effects	57	(364)
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	792	790
Additions of new leases	127	193
Cancellations and remeasurements	(51)	(40)
Reclassifications		(25)
Depreciation	(173)	(219)
Foreign currency translation effects	63	93
Net book value at Ending of period	758	792	790
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,417	1,289
Net book value at Ending of period	1,502	1,417	1,289
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(625)	(499)
Net book value at Ending of period	(744)	(625)	(499)
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	6	3
Additions of new leases	6	4
Cancellations and remeasurements	(1)
Depreciation	(3)	(1)
Foreign currency translation effects	3
Net book value at Ending of period	11	6	3
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	11	7
Net book value at Ending of period	21	11	7
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(5)	(4)
Net book value at Ending of period	$ (10)	$ (5)	$ (4)